Schedules of Investments ─ IQ Candriam ESG International Equity ETF

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks — 99.4%
Australia - 8.0%
Alumina Ltd.	26,705	$29,110
AMP Ltd.*	34,617	36,370
Ampol Ltd.	2,466	46,476
APA Group	12,077	95,271
ASX Ltd.	1,960	116,174
AusNet Services	18,374	23,455
Australia & New Zealand Banking Group Ltd.	27,245	350,916
BHP Group Ltd.	30,113	793,636
BHP Group PLC	21,055	457,354
BlueScope Steel Ltd.	5,121	41,096
Boral Ltd.	12,274	31,600
Brambles Ltd.	15,570	120,370
Coca-Cola Amatil Ltd.	5,239	30,734
Cochlear Ltd.	652	88,943
Computershare Ltd.	4,730	45,556
CSL Ltd.	4,635	897,810
Dexus	11,127	67,908
Fortescue Metals Group Ltd.	17,329	216,363
Goodman Group	18,522	224,882
GPT Group (The)	19,916	55,417
Insurance Australia Group Ltd.	23,641	86,297
Lendlease Group	5,769	46,958
Macquarie Group Ltd.	3,589	317,845
Mirvac Group	40,182	60,227
National Australia Bank Ltd.	30,507	386,367
Newcrest Mining Ltd.	7,868	198,504
Orica Ltd.	4,130	51,210
QBE Insurance Group Ltd.	13,355	94,913
Ramsay Health Care Ltd.	1,610	71,563
REA Group Ltd.	581	45,200
Rio Tinto Ltd.	3,769	275,700
Rio Tinto PLC	10,900	660,233
Santos Ltd.	21,316	80,561
Sonic Healthcare Ltd.	4,769	109,785
Stockland	24,318	55,633
Suncorp Group Ltd.	12,890	79,037
Telstra Corp., Ltd.	121,247	291,290
Transurban Group	27,920	276,515
Vicinity Centres	29,277	27,400
Wesfarmers Ltd.	11,419	381,204
Westpac Banking Corp.	36,929	452,605
Woodside Petroleum Ltd.	9,740	139,771
Total Australia		7,958,259

Austria - 0.2%
ANDRITZ AG	708	23,844
OMV AG*	1,462	46,194
Raiffeisen Bank International AG*	1,409	24,242
Telekom Austria AG*	1,410	10,638
Verbund AG	676	35,604
voestalpine AG	1,148	25,446
Total Austria		165,968

Belgium - 0.6%
Ackermans & van Haaren NV*	226	29,130
Elia Group SA/NV	325	35,434
KBC Group NV	2,865	163,701
Sofina SA	154	43,341
Solvay SA	726	56,712
Telenet Group Holding NV	439	17,131
UCB SA	1,235	158,963

	Shares	Value
Common Stocks (continued)
Belgium (continued)
Umicore SA	1,980	$93,514
Total Belgium		597,926

Chile - 0.0%(a)
Antofagasta PLC	3,609	48,671

China - 0.9%
Alibaba Health Information Technology Ltd.*	40,385	111,512
China Gas Holdings Ltd.	19,166	57,620
CSPC Pharmaceutical Group Ltd.	49,090	102,991
Fosun International Ltd.	25,389	28,926
Geely Automobile Holdings Ltd.	52,544	110,509
Haier Electronics Group Co., Ltd.(b)	12,540	43,444
Prosus NV*	4,077	395,809
Shimao Group Holdings Ltd.	11,833	50,155
Sun Art Retail Group Ltd.	17,990	24,977
Total China		925,943

Colombia - 0.0%(a)
Millicom International Cellular SA	1,056	31,762

Denmark - 2.9%
AP Moller - Maersk A/S, Class A	30	35,651
AP Moller - Maersk A/S, Class B	63	80,777
Chr Hansen Holding A/S	1,000	113,834
Coloplast A/S, Class B	1,264	215,930
Danske Bank A/S*	6,570	105,977
DSV PANALPINA A/S	2,313	318,381
Genmab A/S*	660	226,229
Novo Nordisk A/S, Class B	17,124	1,133,417
Novozymes A/S, Class B	2,058	123,310
Orsted A/S‡	1,828	261,489
Vestas Wind Systems A/S	2,024	260,863
Total Denmark		2,875,858

Finland - 1.6%
Elisa OYJ	1,459	87,057
Huhtamaki OYJ*	884	39,514
Kone OYJ, Class B	3,652	290,375
Metso Outotec OYJ	9	59
Neles OYJ	1,258	18,208
Neste OYJ	4,735	217,694
Nokia OYJ*	57,397	275,560
Nordea Bank Abp*	41,016	318,460
Orion OYJ, Class B	993	43,470
Sampo OYJ, Class A	4,669	169,332
Stora Enso OYJ, Class R	5,809	73,225
Wartsila OYJ Abp	5,540	46,381
Total Finland		1,579,335

France - 11.0%
Accor SA*	1,849	46,440
Air Liquide SA	4,843	799,468
Amundi SA‡*	661	50,259
AXA SA(c)	22,994	458,539
BioMerieux	405	65,850
BNP Paribas SA*	11,674	470,941
Bouygues SA*	3,057	108,447
Capgemini SE	1,650	213,648
Carrefour SA	5,812	92,781
Cie de Saint-Gobain*	5,360	197,562
Cie Generale des Etablissements Michelin	1,763	184,167

Schedules of Investments ─ IQ Candriam ESG International Equity ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Credit Agricole SA*	12,986	$124,782
Danone SA	6,411	428,630
Dassault Systemes SE	1,365	248,735
Engie SA*	18,593	248,224
EssilorLuxottica SA*	2,947	390,998
Kering SA	765	435,797
Legrand SA	2,694	208,597
L'Oreal SA	2,468	825,910
LVMH Moet Hennessy Louis Vuitton SE	2,692	1,167,472
Natixis SA*	9,723	23,627
Orange SA	20,452	239,717
Peugeot SA*	5,754	92,808
Publicis Groupe SA*	2,203	70,988
Sanofi	10,914	1,142,809
Sartorius Stedim Biotech	243	75,860
Schneider Electric SE	5,642	655,424
Societe Generale SA*	8,042	123,473
Sodexo SA	857	59,061
Teleperformance	579	169,318
TOTAL SE	26,152	967,944
Unibail-Rodamco-Westfield	1,412	74,335
Vinci SA	5,690	489,829
Total France		10,952,440

Germany - 9.5%
adidas AG*	1,840	508,920
Allianz SE	4,264	888,533
BASF SE	9,409	520,815
Bayerische Motoren Werke AG	3,270	211,513
Beiersdorf AG	1,007	120,447
Continental AG	1,106	107,976
Covestro AG‡	1,730	67,222
Daimler AG	8,130	359,553
Delivery Hero SE‡*	1,251	144,617
Deutsche Bank AG*	18,135	162,786
Deutsche Boerse AG	1,852	338,572
Deutsche Post AG*	10,066	407,798
Deutsche Telekom AG	33,217	556,388
Deutsche Wohnen SE	3,685	179,529
Fresenius Medical Care AG & Co. KGaA*	2,052	181,065
Fresenius SE & Co. KGaA*	3,921	195,988
Hannover Rueck SE	617	104,625
Henkel AG & Co. KGaA	1,033	89,965
Infineon Technologies AG	12,792	319,624
Knorr-Bremse AG	493	57,942
Merck KGaA	1,323	169,039
Muenchener Rueckversicherungs-Gesellschaft AG	1,478	392,891
SAP SE	10,460	1,654,718
Siemens AG	8,326	1,066,464
Symrise AG	1,266	158,762
Talanx AG	531	19,427
Vonovia SE	5,555	362,466
Zalando SE‡*	1,510	109,349
Total Germany		9,456,994

Hong Kong - 3.0%
AIA Group Ltd.	123,759	1,118,593
ASM Pacific Technology Ltd.	3,169	35,615
Bank of East Asia Ltd. (The)	14,299	32,545
Cathay Pacific Airways Ltd.(c)	6,206	4,188
CK Infrastructure Holdings Ltd.	6,381	33,263
Hang Lung Properties Ltd.	18,804	46,147

	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
Hang Seng Bank Ltd.	7,414	$116,612
Henderson Land Development Co., Ltd.	13,453	50,426
HKT Trust & HKT Ltd.	34,899	51,424
Hong Kong & China Gas Co., Ltd.	105,907	151,956
Hong Kong Exchanges & Clearing Ltd.	12,910	616,666
Kerry Properties Ltd.	6,161	14,659
Link REIT	21,065	163,487
MTR Corp., Ltd.	15,583	77,410
NWS Holdings Ltd.	14,652	11,343
Sino Biopharmaceutical Ltd.	96,873	126,244
Sun Hung Kai Properties Ltd.	14,817	181,432
Swire Pacific Ltd., Class A	5,189	25,676
Swire Pacific Ltd., Class B	9,191	8,135
Swire Properties Ltd.	11,045	25,510
WH Group Ltd.‡	93,980	83,549
Total Hong Kong		2,974,880

Ireland - 0.5%
CRH PLC	8,039	291,846
Kingspan Group PLC	1,492	107,180
Smurfit Kappa Group PLC	2,424	80,810
Total Ireland		479,836

Israel - 0.3%
Bank Hapoalim BM	11,489	68,382
Bank Leumi Le-Israel BM	14,883	74,541
Check Point Software Technologies Ltd.*	1,145	143,526
ICL Group Ltd.	7,261	22,814
Mizrahi Tefahot Bank Ltd.	1,353	27,925
Total Israel		337,188

Italy - 2.4%
Amplifon SpA*	1,215	41,594
Assicurazioni Generali SpA	11,795	176,576
Banca Mediolanum SpA	2,452	18,252
DiaSorin SpA	260	51,037
Enel SpA	79,584	727,361
Eni SpA	25,014	223,056
FinecoBank Banca Fineco SpA*	6,243	90,618
Infrastrutture Wireless Italiane SpA‡	2,547	25,796
Intesa Sanpaolo SpA*	156,018	314,963
Moncler SpA*	2,052	79,104
Nexi SpA‡*	3,062	54,910
Poste Italiane SpA‡	4,782	43,835
Prysmian SpA	2,452	62,716
Snam SpA	20,199	107,484
Telecom Italia SpA	103,909	41,875
Telecom Italia SpA-RSP	63,299	25,360
Terna Rete Elettrica Nazionale SpA	14,444	107,707
UniCredit SpA*	22,456	205,025
Total Italy		2,397,269

Japan - 22.7%
Advantest Corp.	2,028	109,331
Aeon Co., Ltd.	7,184	169,187
AEON Financial Service Co., Ltd.	1,059	7,943
AGC, Inc.	1,939	54,247
Air Water, Inc.	1,935	24,981
Aisin Seiki Co., Ltd.	1,607	45,901
Ajinomoto Co., Inc.	5,530	99,585
Astellas Pharma, Inc.	18,880	294,637
Benesse Holdings, Inc.	708	18,401

Schedules of Investments ─ IQ Candriam ESG International Equity ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Bridgestone Corp.	5,807	$169,932
Brother Industries Ltd.	2,552	39,440
Canon, Inc.	10,621	168,361
Casio Computer Co., Ltd.	2,170	34,316
Central Japan Railway Co.	1,744	209,567
Chugai Pharmaceutical Co., Ltd.	6,426	287,842
Daiichi Sankyo Co., Ltd.	6,355	556,461
Daikin Industries Ltd.	2,650	462,428
Daito Trust Construction Co., Ltd.	653	51,089
Daiwa House Industry Co., Ltd.	6,213	137,035
Daiwa House REIT Investment Corp.	21	54,561
Daiwa Securities Group, Inc.	14,853	65,183
Denso Corp.	4,518	165,285
East Japan Railway Co.	3,521	202,175
Eisai Co., Ltd.	2,776	222,831
FANUC Corp.	1,950	326,537
Fast Retailing Co., Ltd.	558	295,809
Fuji Electric Co., Ltd.	1,322	35,885
FUJIFILM Holdings Corp.	3,845	171,539
Fujitsu Ltd.	1,920	256,412
Hakuhodo DY Holdings, Inc.	2,287	25,005
Hino Motors Ltd.	2,727	15,656
Hitachi Ltd.	9,645	285,345
Hitachi Metals Ltd.	2,109	27,367
Honda Motor Co., Ltd.	16,476	393,317
Hulic Co., Ltd.	3,871	33,171
Idemitsu Kosan Co., Ltd.	2,082	42,928
Inpex Corp.	9,960	56,437
ITOCHU Corp.	14,439	314,099
J Front Retailing Co., Ltd.	2,486	14,319
Japan Exchange Group, Inc.	5,436	128,535
Japan Real Estate Investment Corp.	13	66,396
Japan Retail Fund Investment Corp.	27	32,406
JFE Holdings, Inc.	5,227	33,815
JTEKT Corp.	2,375	15,724
Kansai Electric Power Co., Inc. (The)	7,508	71,118
Kao Corp.	4,818	347,964
KDDI Corp.	16,383	504,986
Keikyu Corp.	2,454	31,914
Keio Corp.	1,148	56,895
Keisei Electric Railway Co., Ltd.	1,520	36,904
Kikkoman Corp.	1,498	69,637
Kintetsu Group Holdings Co., Ltd.	1,863	72,243
Koito Manufacturing Co., Ltd.	1,229	47,949
Komatsu Ltd.	9,575	187,099
Konica Minolta, Inc.	5,099	13,407
Kose Corp.	311	31,179
Kubota Corp.	11,922	169,533
Kuraray Co., Ltd.	3,519	34,348
Kyocera Corp.	3,340	184,611
Kyowa Kirin Co., Ltd.	2,520	61,969
Lion Corp.	2,503	64,605
Makita Corp.	2,469	94,225
Marui Group Co., Ltd.	2,027	29,198
Mazda Motor Corp.	5,986	33,460
Mitsubishi Chemical Holdings Corp.	14,128	75,604
Mitsubishi Estate Co., Ltd.	12,114	174,039
Mitsubishi UFJ Lease & Finance Co., Ltd.	5,366	22,585
Mitsui Chemicals, Inc.	1,739	32,994
Mitsui OSK Lines Ltd.	1,229	20,098
MS&AD Insurance Group Holdings, Inc.	4,865	121,291
Murata Manufacturing Co., Ltd.	6,334	395,927
Nabtesco Corp.	1,145	34,329
NEC Corp.	2,548	141,944

	Shares	Value
Common Stocks (continued)
Japan (continued)
NGK Insulators Ltd.	3,121	$38,581
NGK Spark Plug Co., Ltd.	1,929	25,707
NH Foods Ltd.	1,055	46,149
Nidec Corp.	5,138	406,987
Nikon Corp.	2,954	20,507
Nintendo Co., Ltd.	1,198	526,200
Nippon Building Fund, Inc.	13	72,789
Nippon Paint Holdings Co., Ltd.	1,783	121,081
Nippon Prologis REIT, Inc.	22	75,844
Nippon Telegraph & Telephone Corp.	24,184	558,910
Nippon Yusen K.K.	1,585	20,388
Nissan Motor Co., Ltd.	23,976	81,863
Nisshin Seifun Group, Inc.	2,347	35,850
Nitori Holdings Co., Ltd.	827	181,231
Nitto Denko Corp.	1,565	88,071
NOK Corp.	964	10,412
Nomura Real Estate Holdings, Inc.	1,162	19,255
Nomura Research Institute Ltd.	3,678	96,568
NSK Ltd.	4,750	31,448
NTT Data Corp.	6,431	72,442
NTT DOCOMO, Inc.	10,979	301,915
Obayashi Corp.	6,651	59,005
Odakyu Electric Railway Co., Ltd.	3,448	71,615
Oji Holdings Corp.	9,214	38,344
Omron Corp.	1,957	139,376
Oracle Corp. Japan	339	40,656
Oriental Land Co., Ltd.	2,020	242,064
ORIX Corp.	12,826	137,807
Otsuka Holdings Co., Ltd.	4,087	168,923
Pan Pacific International Holdings Corp.	4,066	92,411
Panasonic Corp.	21,877	186,222
Pola Orbis Holdings, Inc.	880	14,507
Rakuten, Inc.	8,204	74,878
Recruit Holdings Co., Ltd.	12,372	382,405
Resona Holdings, Inc.	23,036	74,906
Ricoh Co., Ltd.	7,101	45,334
Rinnai Corp.	354	28,928
Rohm Co., Ltd.	880	55,515
Santen Pharmaceutical Co., Ltd.	3,807	64,092
SBI Holdings, Inc.	2,289	47,780
Secom Co., Ltd.	2,147	184,403
Sekisui Chemical Co., Ltd.	4,139	56,058
Sekisui House Ltd.	6,053	109,805
Seven Bank Ltd.	6,250	15,192
Sharp Corp.	2,113	20,584
Shimamura Co., Ltd.	244	16,916
Shimano, Inc.	794	172,723
Shimizu Corp.	5,910	42,258
Shinsei Bank Ltd.	2,283	25,652
Shionogi & Co., Ltd.	3,044	180,199
Shiseido Co., Ltd.	3,963	219,271
Shizuoka Bank Ltd. (The)	5,283	34,177
SoftBank Group Corp.	15,353	957,657
Sompo Holdings, Inc.	3,404	111,234
Sony Corp.	12,476	952,957
Square Enix Holdings Co., Ltd.	882	47,049
Stanley Electric Co., Ltd.	1,498	35,647
Sumitomo Chemical Co., Ltd.	16,249	46,566
Sumitomo Dainippon Pharma Co., Ltd.	1,674	20,836
Sumitomo Electric Industries Ltd.	7,568	83,461
Sumitomo Heavy Industries Ltd.	1,172	22,713
Sumitomo Metal Mining Co., Ltd.	2,428	71,970
Sumitomo Mitsui Trust Holdings, Inc.	3,179	81,482
Sumitomo Rubber Industries Ltd.	1,849	15,319

Schedules of Investments ─ IQ Candriam ESG International Equity ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Suntory Beverage & Food Ltd.	1,275	$47,935
Suzuken Co., Ltd.	640	22,669
Sysmex Corp.	1,500	115,355
Taiheiyo Cement Corp.	1,234	26,669
Taisei Corp.	1,959	67,073
Taiyo Nippon Sanso Corp.	1,672	26,235
Takeda Pharmaceutical Co., Ltd.	15,743	559,261
TDK Corp.	1,288	142,285
Teijin Ltd.	1,852	26,607
Terumo Corp.	7,211	271,103
THK Co., Ltd.	1,234	28,676
Tobu Railway Co., Ltd.	2,058	57,343
Toho Gas Co., Ltd.	917	39,723
Tokio Marine Holdings, Inc.	6,514	273,301
Tokyo Electron Ltd.	1,428	388,976
Tokyu Corp.	6,069	67,274
Toppan Printing Co., Ltd.	2,814	42,132
Toshiba Corp.	4,398	133,109
TOTO Ltd.	1,586	59,252
Toyo Suisan Kaisha Ltd.	882	53,389
Toyoda Gosei Co., Ltd.	705	13,629
Toyota Boshoku Corp.	532	6,179
Toyota Industries Corp.	1,586	80,103
Toyota Motor Corp.	22,994	1,352,064
Trend Micro, Inc.	1,351	78,584
Unicharm Corp.	4,095	184,281
United Urban Investment Corp.	29	28,224
West Japan Railway Co.	1,850	79,228
Yakult Honsha Co., Ltd.	1,190	67,643
Yamada Denki Co., Ltd.	6,557	28,342
Yamaha Corp.	1,692	77,615
Yamaha Motor Co., Ltd.	2,995	43,482
Yamato Holdings Co., Ltd.	3,458	88,143
Yaskawa Electric Corp.	2,642	87,084
Yokogawa Electric Corp.	2,547	38,616
Z Holdings Corp.	26,585	140,053
ZOZO, Inc.	997	26,969
Total Japan		22,573,177

Mexico - 0.0%(a)
Fresnillo PLC	1,935	31,302

Netherlands - 3.8%
ABN AMRO Bank NV‡	4,582	38,058
Adyen NV‡*	191	320,040
Akzo Nobel NV	1,803	170,009
ASML Holding NV	4,289	1,520,001
ING Groep NV	39,955	278,567
Koninklijke DSM NV(c)	1,740	266,659
Koninklijke Philips NV*	9,271	481,164
NN Group NV	2,882	105,647
NXP Semiconductors NV	2,846	334,490
Randstad NV	1,147	55,148
Wolters Kluwer NV	2,791	220,662
Total Netherlands		3,790,445

New Zealand - 0.2%
Contact Energy Ltd.	7,524	29,271
Fletcher Building Ltd.	8,667	19,514
Mercury NZ Ltd.	6,382	19,854
Meridian Energy Ltd.	13,155	42,589
Ryman Healthcare Ltd.	4,223	37,415

	Shares	Value
Common Stocks (continued)
New Zealand (continued)
Spark New Zealand Ltd.	18,788	$61,702
Total New Zealand		210,345

Norway - 0.8%
DNB ASA*	8,977	136,996
Equinor ASA	10,855	160,574
Mowi ASA	4,564	82,343
Norsk Hydro ASA*	13,860	38,776
Orkla ASA	7,651	75,424
Storebrand ASA*	4,758	25,900
Telenor ASA	6,512	101,028
TGS NOPEC Geophysical Co. ASA	1,230	18,100
TOMRA Systems ASA*	1,107	45,517
Yara International ASA	1,756	73,556
Total Norway		758,214

Poland - 0.4%
Bank Polska Kasa Opieki SA*	1,636	22,175
CD Projekt SA*	655	70,561
Cyfrowy Polsat SA*	2,026	15,115
Dino Polska SA‡*	490	27,286
Grupa Lotos SA	885	11,514
KGHM Polska Miedz SA*	1,395	47,121
mBank SA*	133	6,679
Polski Koncern Naftowy ORLEN SA	3,171	45,275
Polskie Gornictwo Naftowe i Gazownictwo SA	16,616	22,789
Powszechna Kasa Oszczednosci Bank Polski SA*	9,022	52,585
Powszechny Zaklad Ubezpieczen SA	5,811	42,076
Santander Bank Polska SA*	340	13,704
Total Poland		376,880

Portugal - 0.2%
EDP - Energias de Portugal SA	23,164	117,372
Jeronimo Martins SGPS SA	2,552	43,139
Total Portugal		160,511

Singapore - 1.3%
Ascendas Real Estate Investment Trust	29,755	76,812
CapitaLand Commercial Trust	28,554	33,525
CapitaLand Ltd.	25,304	50,929
CapitaLand Mall Trust	25,296	34,864
City Developments Ltd.	6,159	36,739
ComfortDelGro Corp., Ltd.	22,658	22,471
DBS Group Holdings Ltd.	18,135	261,452
Jardine Cycle & Carriage Ltd.	1,054	15,372
Keppel Corp., Ltd.(c)	14,697	57,875
Oversea-Chinese Banking Corp., Ltd.	37,527	234,253
Singapore Exchange Ltd.	8,018	47,770
Singapore Press Holdings Ltd.	16,758	13,076
Singapore Telecommunications Ltd.	79,236	143,299
Suntec Real Estate Investment Trust	18,612	18,187
United Overseas Bank Ltd.	14,555	205,806
UOL Group Ltd.	5,590	26,986
Total Singapore		1,279,416

Spain - 2.7%
Amadeus IT Group SA	4,610	230,918
Banco Bilbao Vizcaya Argentaria SA	68,156	212,527
Banco Santander SA	168,228	359,784
Cellnex Telecom SA‡*	2,542	159,975

Schedules of Investments ─ IQ Candriam ESG International Equity ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Spain (continued)
Ferrovial SA	4,749	$116,469
Iberdrola SA	64,286	830,119
Industria de Diseno Textil SA	11,362	302,569
Mapfre SA	10,160	18,334
Red Electrica Corp. SA	4,416	86,266
Repsol SA	13,589	105,734
Siemens Gamesa Renewable Energy SA	1,718	40,377
Telefonica SA	46,388	194,621
Total Spain		2,657,693

Sweden - 3.7%
AAK AB*	1,759	31,141
Alfa Laval AB*	3,078	72,902
Assa Abloy AB, B Shares	9,636	211,202
Atlas Copco AB, A Shares	6,628	293,274
Atlas Copco AB, B Shares	3,955	152,882
Boliden AB	2,751	74,847
Castellum AB	2,026	43,491
Electrolux AB, Series B	2,559	48,011
Elekta AB, B Shares	3,429	35,153
Epiroc AB, A Shares	8,376	117,153
Epiroc AB, B Shares	3,864	52,653
Essity AB, B Shares*	5,825	192,191
Fabege AB	2,636	33,689
Hennes & Mauritz AB, B Shares	7,604	118,139
ICA Gruppen AB	883	43,494
Industrivarden AB, A Shares*	1,582	39,116
Industrivarden AB, C Shares*	1,673	41,117
Investor AB, A Shares	1,352	79,243
Investor AB, B Shares	4,661	275,376
Kinnevik AB, B Shares	2,467	86,532
Nibe Industrier AB, B Shares*	4,318	103,704
Sandvik AB*	10,941	203,456
Securitas AB, B Shares*	3,155	47,105
Skandinaviska Enskilda Banken AB, A Shares*	15,701	151,983
Skanska AB, B Shares*	3,951	79,752
SKF AB, B Shares	4,314	79,654
SSAB AB, A Shares*	2,201	6,489
SSAB AB, B Shares*(c)	5,594	15,860
Svenska Cellulosa AB SCA, B Shares*	5,799	70,167
Swedbank AB, A Shares*	11,021	178,954
Tele2 AB, B Shares	4,663	66,154
Telefonaktiebolaget LM Ericsson, B Shares	30,181	347,926
Volvo AB, A Shares*	2,200	37,891
Volvo AB, B Shares*	16,065	277,244
Total Sweden		3,707,945

Switzerland - 10.3%
ABB Ltd.	19,169	479,804
Alcon, Inc.*	5,006	302,660
Cie Financiere Richemont SA	5,294	328,802
Credit Suisse Group AG	24,706	263,817
Geberit AG	366	202,453
Givaudan SA	80	330,746
Kuehne + Nagel International AG*	566	97,621
Nestle SA	29,556	3,512,151
Roche Holding AG	265	91,470
Roche Holding AG	7,195	2,500,098
Schindler Holding AG - Participating Certificate	412	104,393
Schindler Holding AG - Registered	179	44,666
SGS SA	55	144,559

	Shares	Value
Common Stocks (continued)
Switzerland (continued)
Sika AG	1,372	$302,392
STMicroelectronics NV	6,905	194,412
Swiss Re AG	2,888	227,815
Swisscom AG	260	138,846
UBS Group AG	36,650	430,880
Zurich Insurance Group AG	1,538	568,402
Total Switzerland		10,265,987

United Kingdom - 12.2%
3i Group PLC	9,965	116,351
Admiral Group PLC	2,631	82,877
Ashtead Group PLC	4,590	146,694
Associated British Foods PLC	3,973	92,037
AstraZeneca PLC	12,911	1,445,467
Auto Trader Group PLC‡	9,460	66,626
AVEVA Group PLC	619	33,684
Aviva PLC	40,179	139,062
Barratt Developments PLC	10,413	69,784
Berkeley Group Holdings PLC	1,213	70,910
British Land Co. PLC (The)	9,490	45,600
BT Group PLC	88,926	115,058
Bunzl PLC	3,446	99,413
Burberry Group PLC	4,139	68,041
Coca-Cola European Partners PLC	1,832	75,423
Compass Group PLC	16,257	224,148
Croda International PLC	1,322	99,423
DS Smith PLC	13,306	45,616
easyJet PLC	2,730	17,672
Experian PLC	9,281	326,094
GlaxoSmithKline PLC	51,381	1,031,660
Halma PLC	3,872	110,686
HSBC Holdings PLC	208,531	936,591
Informa PLC	12,795	62,119
InterContinental Hotels Group PLC	1,762	81,312
Intertek Group PLC	1,649	116,397
ITV PLC	38,009	28,276
J Sainsbury PLC	22,713	55,791
Johnson Matthey PLC	1,982	58,245
Kingfisher PLC	21,610	68,610
Land Securities Group PLC	7,301	55,253
Legal & General Group PLC	61,071	171,533
Liberty Global PLC, Class A*	1,452	33,984
Liberty Global PLC, Class C*	4,254	96,821
Lloyds Banking Group PLC	720,823	248,677
London Stock Exchange Group PLC	3,597	400,535
Marks & Spencer Group PLC	20,459	25,504
Mondi PLC	4,974	88,982
Natwest Group PLC	46,965	65,340
Next PLC	1,320	94,421
Pearson PLC	7,697	53,643
Prudential PLC	26,663	386,872
Reckitt Benckiser Group PLC	7,258	734,083
RELX PLC	19,773	419,126
Rentokil Initial PLC	18,972	133,020
Sage Group PLC (The)	11,147	106,714
Schroders PLC	1,232	47,944
Segro PLC	11,211	142,612
Severn Trent PLC	2,466	79,297
Smith & Nephew PLC	8,959	178,438
Spirax-Sarco Engineering PLC	753	101,895
Standard Chartered PLC	32,349	163,803
Standard Life Aberdeen PLC	23,365	76,789
Taylor Wimpey PLC	32,617	50,665

Schedules of Investments ─ IQ Candriam ESG International Equity ETF (continued)

July 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
TechnipFMC PLC	4,400	$35,332
Unilever NV	14,050	832,035
Unilever PLC	11,289	677,573
United Utilities Group PLC	6,982	82,475
Vodafone Group PLC	274,063	415,678
Weir Group PLC (The)	2,726	42,809
Whitbread PLC	2,066	59,113
Wm Morrison Supermarkets PLC	24,502	60,089
WPP PLC	12,537	93,463
Total United Kingdom		12,184,185

United States - 0.2%
Ferguson PLC	2,300	205,033

Total Common Stocks
(Cost $87,893,363)		98,983,462

Preferred Stocks — 0.4%
Germany - 0.4%
Bayerische Motoren Werke AG, 5.60%	575	29,618
Henkel AG & Co. KGaA, 2.22%	1,787	176,235
Sartorius AG, 0.11%	352	135,445
Total Germany		341,298

Total Preferred Stocks
(Cost $280,006)		341,298

Short-Term Investments — 0.9%

Money Market Funds — 0.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.06%(d)(e)	816,466	816,466
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.09%(d)	68,952	68,952
Total Short-Term Investments
(Cost $885,418)		885,418

Total Investments — 100.7%
(Cost $89,058,787)		100,210,178
Other Assets and Liabilities, Net — (0.7)%		(667,789)
Net Assets — 100.0%		$99,542,389

		% of
Industry	Value	Net Assets
Financials	$17,226,687	17.3%
Industrials	14,386,559	14.5
Health Care	14,275,246	14.4
Consumer Discretionary	11,783,447	11.8
Consumer Staples	9,858,610	9.9
Information Technology	9,055,432	9.1
Materials	7,685,128	7.7
Communication Services	6,486,445	6.5
Utilities	3,282,951	3.3
Real Estate	3,063,876	3.1
Energy	2,220,379	2.2
Money Market Funds	885,418	0.9
Total Investments	$100,210,178	100.7%
Other Assets and Liabilities, Net	(667,789)	(0.7)
Total Net Assets	$99,542,389	100 ..0%

*	Non-income producing securities.
‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended.
(a)	Less than 0.05%.
(b)	Security has been deemed illiquid because it may not be able to be resold within seven days at approximately the price shown. At July 31, 2020, the value of this security was $43,444.
(c)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $770,369; total market value of collateral held by the Fund was $820,214. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $3,748.
(d)	Reflects the 1-day yield at July 31, 2020.
(e)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Candriam ESG International Equity ETF (continued)

July 31, 2020 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks	$98,983,462	$–	$–	$98,983,462
Preferred Stocks	341,298	–	–	341,298
Short-Term Investments:
Money Market Funds	885,418	–	–	885,418
Total Investments in Securities	$100,210,178	$–	$–	$100,210,178

(f)	For a complete listing of investments and their countries, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.